Lease revenue	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 14 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2025 were as follows:

Contracted minimum future lease payments receivable
2026	$6,599,733
2027	6,187,029
2028	5,650,264
2029	5,124,589
2030	4,618,120
Thereafter	14,928,566
$43,108,301